Right-of-use assets	12 Months Ended
Dec. 31, 2021
Right-of-use assets.
Right-of-use assets

13 Right-of-use assets

The Group has lease contracts for land and buildings and offices in Germany and the United States, as well as various items of plant, machinery, motor vehicles and other equipment used in its operations. Leases for land and buildings is related to the sale and leaseback transaction of the Rostock headquarters building with a lease term of 12 years, while the lease terms of offices in Berlin and Boston, Massachusetts are 12 years and 4 years respectively. Leases of plant and machinery and other equipment generally have lease terms between 2 and 4 years, while motor vehicles generally have lease terms of 3 years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from subleasing the leased assets. In addition, a bank guarantee of EUR 3,000k (which is secured by cash deposit of EUR 2,443k) is required to be maintained for the leases of Rostock headquarters building and Berlin offices until the expiry or termination of the leases. Leases of certain plant and machineries were also secured with rental deposits of EUR 190k.

The lease contract of Rostock headquarters building includes extension options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Group’s business needs. The lease of Rostock headquarters building allows the Group to extend the rental contract twice, each for a period of 6 years, after the expiration of agreement in September 2031 with rental payments of EUR 1,400k per annum. Such extension option was not included in the right-of-use assets and lease liabilities, as it is not reasonably certain that such extension option will be exercised.

The Group also has certain leases of motor vehicles and premises with lease terms of 12 months or less and leases of office equipment with low value. The Group applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases.

Set out below are the carrying amounts of right-of-use assets and movements during the period:

			Plant and	Other	Motor
In EUR k	Buildings*	Offices	equipment	equipment	Vehicles	Total

As of January 1, 2020	13,126	4,407	6,989	390	20	24,932
Additions	—	426	1,265	1,112	37	2,840
Reclass to property, plant & equipment**	—	—	(1,992)	—	—	(1,992)
Depreciation expenses	(1,121)	(657)	(1,675)	(187)	(20)	(3,660)
As of December 31, 2020	12,005	4,176	4,587	1,315	37	22,120
Additions	—	133	1,121	179	19	1,452
Reclass to property, plant & equipment**	—	—	(672)	—	—	(672)
Depreciation expenses	(1,121)	(970)	(1,745)	(138)	(22)	(3,996)
As of December 31, 2021	10,884	3,339	3,291	1,356	34	18,904

*   As the lease of land and buildings are made through one contract, all the related right-of-use assets are allocated to Buildings.

** Reclass of leased assets to PP&E (note 12) represents purchased assets at the end of lease term.

Set out below are the carrying amounts of lease liabilities and the movements during the period:

in EUR k	2021	2020

As of January 1	21,205	21,704
Additions	1,452	3,654
Interest expenses	584	865
Payments	(4,244)	(5,018)
As of December 31	18,997	21,205

Current	3,409	3,528
Non-current	15,588	17,677

The maturity analysis of lease liabilities is disclosed in note 21.

The following are the amounts recognised in profit or loss:

in EUR k	2021	2020	2019
Depreciation expense of right-of-use assets	3,996	3,660	1,807
Interest expenses on lease liabilities	584	865	339
Rent expenses—short-term leases	7,175	1,695	185
Rent expense—leases of low-value assets	48	33	25
Total amounts recognized in profit or loss	11,803	6,253	2,356

The Group had total cash outflows for leases of EUR 11,467k in 2021 (2020: EUR 6,746k; 2019: EUR 3,256k). The future cash outflows relating to non-cancellable short-term leases and leases of low-value assets, are disclosed in note 24.